Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Fair Value Disclosure [Member]	Mar. 31, 2011 Fair Value Inputs Level 1 [Member]	Mar. 31, 2011 Fair Value Inputs Level 1 [Member]	Mar. 31, 2011 Fair Value Inputs Level 1 [Member]	Mar. 31, 2011 Fair Value Inputs Level 2 [Member]	Mar. 31, 2011 Fair Value Inputs Level 2 [Member]	Mar. 31, 2011 Fair Value Inputs Level 2 [Member]	Mar. 31, 2011 Fair Value Inputs Level 3 [Member]	Mar. 31, 2011 Fair Value Inputs Level 3 [Member]	Mar. 31, 2011 Fair Value Inputs Level 3 [Member]	Mar. 31, 2011 Fair Value Assets Measured On Nonrecurring Basis Gains Losses [Member]	Mar. 31, 2011 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned			$ 0	$ 0			$ 0			$ 0			$ (1)
Impairment Of Long Lived Assets Held For Use	1
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash And Cash Equivalents	619				619			0			0
Marketable Equity Securities	124				124			0			0
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	(849)					(849)			0			0
Warrants And Rights Outstanding	3					0			3			0
Option Component Of Convertible Bonds	(162)					0			(162)			0
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)														123.25%
Fair value of bond excluding conversion feature (percent)														101.23%
Fair value of conversion feature (percent)														22.02%
Total issued bond value ($ million)	$ 1,000.0	$ 1,000.0												$ 732.5	$ 732.5